Other accounts payable and accrued expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Accounts Payable and Accrued Liabilities [Abstract]
Accrued expenses	$ 1,566	$ 2,008
Employee benefits	4,184	3,675
Government authorities	242	520
Other payables	953	465
Other accounts payable and accrued expenses	$ 6,945	$ 6,668